                               SCHEDULE 14A INFORMATION

             Proxy Statement Pursuant to Section 14(a) of the Securities
                  Exchange Act of 1934 (Amendment No. ____________)

          Filed by the Registrant [ x ]
          Filed by a Party other than the Registrant [  ]
          Check the appropriate box:
          [   ]   Preliminary Proxy Statement
          [ x ]   Definitive Proxy Statement
          [   ]   Definitive Additional Materials
          [   ]   Soliciting Material  Pursuant to  Rule 14a-11(c)  or Rule
                  14a-12
          [   ]   Confidential,  for  Use   of  the  Commission  Only   (as
                  permitted by Rule 14a-6(e)(2))

                             TMBR/SHARP DRILLING, INC.
                   (Name of Registrant as Specified In Its Charter)



             (Name of Person(s) filing Proxy Statement, if other than the Registrant)

          Payment of Filing Fee (check the appropriate box):
          [ x ]   $125 per Exchange Act Rules  0-11(c)(1)(ii), 14a-6(i)(1),
                  or 14a-6(i)(2) or Item 22(a)(2) of Schedule 14A.
          [   ]   $500  per  each  party  to the  controversy  pursuant  to
                  Exchange Act Rule 14a-6(i)(3).
          [   ]   Fee computed  on table below per Exchange  Act Rules 14a-
                  6(i)(4) and 0-11.

                  (1)    Title  of  each  class   of  securities  to  which
                         transaction applies:


                  (2)    Aggregate   number   of   securities    to   which
                         transaction applies:

                  (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):

                  (4)    Proposed maximum aggregate value of transaction:

                  (5)    Total fee paid:

          [   ]   Fee paid previously with preliminary materials.
          [   ]   Check box if any part of the fee is offset as provided by
                  Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

                  (1)    Amount previously paid:
                  (2)    Form, Schedule or Registration Statement No.:
                  (3)    Filing Party:
                  (4)    Date Filed:

                              TMBR/SHARP DRILLING, INC.
                            4607 West Industrial Boulevard
                                Midland, Texas  79703

                       NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                              to be held August 31, 1995

          To The Shareholders of
           TMBR/Sharp Drilling, Inc.:

                  The 1995 Annual Meeting of Shareholders of TMBR/Sharp Drilling, Inc. (the "Company"), a Texas corporation, will be held on Thursday, August 31, 1995, at 10:00 a.m., local time, in the Executive Room, Midland Petroleum Club, 501 West Wall, Midland, Texas 79701, for the following purposes:

                    (1) To elect four Directors to hold office until the next succeeding annual meeting of shareholders and until their successors have been duly qualified and elected; and

                    (2)  To  transact  such other  business  as may
                  properly   come  before   the  meeting   and  any
                  adjournments thereof.

                  The Board of Directors has fixed the close of business on July 21, 1995 as the record date for the determination of shareholders entitled to notice of and to vote at such meeting and any adjournments thereof. Only shareholders of record at the close of business on July 21, 1995 will be entitled to vote at the Annual Meeting and any adjournments thereof.


                                        By Order of the Board of Directors



                                             James M. Alsup
                                                Secretary

          Midland, Texas
          July 26, 1995

                  Whether or not you plan to be present at the meeting in person, please complete, sign, date and mail the enclosed Proxy in the accompanying return envelope to which no postage need be affixed by the sender if mailed within the United States. If you receive more than one Proxy because your shares are registered in different names or addresses, each such Proxy should be signed and returned to assure that all of your shares will be voted.

                              TMBR/SHARP DRILLING, INC.
                            4607 West Industrial Boulevard
                                Midland, Texas  79703


                                   PROXY STATEMENT


                  The accompanying Proxy is solicited on behalf of the Board of Directors of TMBR/Sharp Drilling, Inc. (the "Company") to be voted at the Annual Meeting of Shareholders of the Company to be held on Thursday, August 31, 1995, at the time and place and for the purposes set forth in the accompanying Notice of Annual Meeting, and at any adjournments thereof.

                  This Proxy Statement and the accompanying form of Proxy are first being mailed to the shareholders on or about July 26, 1995.

          Proxies, Solicitation and Voting

                  The record date for the determination of shareholders entitled to notice of and to vote at the meeting is the close of business on July 21, 1995. On the record date, there were 3,232,786 shares of the Company's $.10 par value common stock (the "Common Stock") issued and outstanding. Each share of Common Stock is entitled to one vote on all matters to be acted upon at the meeting. The Company's Articles of Incorporation deny cumulative voting rights.

                  With respect to matters to be voted upon at the Annual Meeting, the attendance, in person or by Proxy, of the holders of a majority of the shares of Common Stock entitled to vote on such matters is necessary to constitute a quorum. For quorum purposes, the total votes received, including abstentions and broker non-votes, are counted in determining the number of shares present. Under the Company's bylaws, when a quorum is present, with respect to any matter (other than the election of Directors), the affirmative vote of the holders of a majority of the shares entitled to vote on such matter and represented in person or by Proxy shall be the act of the shareholders. As to the election of Directors, Directors are elected by a plurality of votes cast. "Plurality" means that the individuals who receive the largest number of votes cast are elected as Directors up to the maximum number of Directors to be chosen at the meeting. Consequently, any shares not voted (whether by abstention, broker non-vote or otherwise) have no impact in the election of Directors, except to the extent the failure to vote for an individual results in another individual receiving a larger number of votes.

                  Properly executed Proxies will be voted in accordance with the instructions thereon or, if no instructions are indicated thereon, the shares will be voted FOR the election of management's nominees to the Board of Directors, and in the discretion of the persons named as proxies, upon such other matters as may properly come before the meeting.

                  Any shareholder giving a Proxy has the power to revoke it at any time before it is voted by appearing and voting personally at the Annual Meeting, by delivering a later dated Proxy or by delivering to the Secretary of the Company a written revocation of such Proxy prior to the Annual Meeting.

                  The cost of preparing, assembling, printing and mailing this Proxy Statement and enclosed Proxy and the cost of soliciting Proxies relating to the Annual Meeting will be borne solely by the Company. The Company may request banks and brokers to solicit their customers who beneficially own shares of Common Stock of the Company listed of record in names of nominees and will reimburse such banks and brokers for their reasonable out-of-pocket expenses of such solicitation. It is contemplated that the original solicitation of Proxies by mail will be supplemented by telephone, telegram and personal solicitation by officers, Directors and other regular employees of the Company. No additional compensation will be paid to such individuals for such activities.


                                PRINCIPAL SHAREHOLDERS


                  The following table sets forth certain information as of July 21, 1995 with respect to the Company's Common Stock beneficially owned by (i) each person known to the Company to be the beneficial owner of more than five percent of the outstanding shares of the Company's Common Stock, (ii) the executive officers named in the Summary Compensation Table under "Executive Compensation", (iii) each Director and nominee for Director of the Company and (iv) all Directors (and nominees) and executive officers of the Company as a group.

                                              Amount and
                                               Nature of           Percent
          Name and Address                    Beneficial             of
          of Beneficial Owner                 Ownership<F1>         Class
          -------------------                 -------------        -------
          Thomas C. Brown . . . . . . .        482,153<F2>          13.05%
            4607 West Industrial Blvd.
            Midland, Texas  79703

          Donald L. Evans . . . . . . .         73,746               2.28%
            500 Empire Plaza
            Midland, Texas  79701

          David N. Fitzgerald . . . . .         37,682<F3>           1.17%
            2300 West 42nd Street
            Odessa, Texas  79764



                                          -2-

          Joe G. Roper  . . . . . . . .        909,852<F4>          25.20%
            4607 West Industrial Blvd.
            Midland, Texas  79703

          State Farm Mutual Automobile         400,000<F5>          12.37%
            Insurance Company
            One State Farm Plaza
            Bloomington, Illinois  61710

          All Directors (and nominees .      1,568,508<F6>          38.33%
            and executive officers as a
            group (7 persons)

          ____________

          <F1>  Unless otherwise  indicated, all shares of  Common Stock are held directly with sole voting and investment powers.
          <F2>  Includes  462,000  shares   of  Common  Stock  underlying  a
                presently exercisable stock option and 19,856 shares of Common Stock owned by the Estate of C. V. Lyman, deceased, of which estate Mr. Brown serves as Co-Executor.
          <F3>  Includes  12,500   shares  of  Common  Stock   held  by  Mr.
                Fitzgerald's wife as her separate property. Mr. Fitzgerald disclaims beneficial ownership of such shares.
          <F4>  Includes 377,500 shares of Common Stock underlying presently exercisable stock options.
          <F5>  Includes 5,250 shares of Common  Stock which are reported to be  beneficially  owned  by  State  Farm Fire  and  Casualty
                Company.
          <F6>  Includes 859,500 shares of Common Stock underlying presently exercisable stock options.

                                ELECTION OF DIRECTORS


               Directors  of  the  Company  are  elected  annually  by  the shareholders to serve until the next annual meeting of shareholders and until their successors are duly qualified and elected. The number of Directors is established by resolution of the Board of Directors. The Board of Directors has established the size of the Board at four Directors. Accordingly, the Board of Directors is recommending that the four current Directors of the Company be re-elected to serve until the 1996 annual meeting of shareholders and until their respective successors have been duly qualified and elected. If any nominee becomes unavailable for any reason, which is not anticipated, a substitute nominee may be designated by the Board of Directors and the shares represented by Proxy will be voted for any such substitute nominee, unless the Board reduces the number of Directors. All of the nominees listed below were previously elected Directors by the shareholders at the last annual meeting of shareholders. There are no family relationships among any of the nominees, nor is there any arrangement or understanding between any nominee and any other person pursuant to which the nominee was selected. The four nominees for the Board of Directors are as follows:

                                                      Position with             Year
                                                       Company and              First
                                                        Principal              Elected
               Nominee                  Age             Occupation             Director
          ------------------            ---       ------------------------     --------
          Thomas C. Brown . . . .       68        Chairman of the Board          1982
                                                  of Directors and Chief
                                                  Executive Officer of the
                                                  Company; Director of
                                                  Tom Brown, Inc.;
                                                  Director of Weatherford
                                                  International Incorporated.

          Donald L. Evans . . . .       48        Director of the Company;       1982
                                                  Chairman of the Board of
                                                  Directors, Chief Executive
                                                  Officer and President of
                                                  Tom Brown, Inc.

          David N. Fitzgerald . .       72        Director of the Company;       1984
                                                  Director of Mineral
                                                  Development, Inc.;
                                                  President and principal
                                                  shareholder of Exit Oilfield
                                                  Equipment, Inc. and from
                                                  1984 to 1991, president and
                                                  principal shareholder of
                                                  Oil Patch Sales and Rentals,
                                                  Inc., both privately held
                                                  oilfield equipment sales
                                                  companies.

          Joe G. Roper  . . . . .       67        President and Director         1982
                                                  of the Company.

               Unless otherwise directed on any duly executed and dated Proxy, it is the intention of the persons named in such Proxy to nominate and to vote the shares of Common Stock represented by such Proxy for the election of the nominees listed in the preceding table for the office of Director of the Company.

               The Board of Directors recommends that the shareholders vote FOR the proposal to elect its nominees to the Board of Directors.

          Other Information

               The Board of Directors held one meeting during the year ended March 31, 1995 at which all Directors were present. The Directors also took action by unanimous written consent on six occasions.

               The Company does not have a standing nominating committee. The review of recommendations for nominees for Directors is made by the Board of Directors.

               In December, 1994, the Board of Directors established an Audit Committee and appointed Donald L. Evans and David N. Fitzgerald as members of the committee. The Audit Committee was created for the purposes of recommending the firm to be employed by the Company as its independent auditors, consulting with the persons chosen to be the independent auditors with regard to the plan of audit, reviewing and consulting with the independent auditors the report of audit and management letters, if any, consulting with the independent auditors with regard to the adequacy of internal accounting controls and performing such other duties as may be advised or requested from time to time by the Board of Directors of the Company. As of March 31, 1995, the Audit Committee had not held any meetings.

               The Company's Compensation Committee, which consists of Messrs. Evans and Fitzgerald, oversees and is responsible for the administration of the Company's stock option plans. Members of the Compensation Committee are appointed annually by the Board of Directors. Members serve at the pleasure of the Board of
          Directors and may be appointed or removed by the Board of Directors at will. The Compensation Committee did not hold any meetings during the year ended March 31, 1995.

                                EXECUTIVE COMPENSATION

          Summary of Annual Compensation

               The following table sets forth for each of the three fiscal years ended March 31, 1995, a summary of the types and amounts of compensation paid to the Chief Executive Officer of the Company and the only other executive officer of the Company whose salary and bonuses for the fiscal year ended March 31, 1995 exceeded $100,000.

                              Summary Compensation Table

                                                                             Long-Term Compensation
                                                                        ---------------------------------
                                               Annual Compensation              Awards            Payouts
                                            -------------------------   -----------------------   -------
                                                              Other                  Securities                All
                                                              Annual    Restricted   Underlying               Other
                                                              Compen-     Stock       Options/     LTIP       Compen-
                   Name and                 Salary    Bonus   sation      Awards        SARs      Payouts     sation
              Principal Position     Year     ($)      ($)      ($)        ($)          (#)         ($)        ($)
            ----------------------   ----   -------   -----   -------   ----------   ----------   -------   ----------
            Thomas C. Brown,         1995    72,000     0       <F7>        0            0           0          0
             Chairman of the Board   1994    72,000     0       <F7>        0            0           0          0
             of Directors and Chief  1993    72,000     0       <F7>        0            0           0          0
             Executive Officer


            Joe G. Roper,            1995   150,398     0       <F7>        0            0           0      234,146<F8>
             President and Director  1994   144,913     0       <F7>        0          95,000        0      229,087<F8>
                                     1993   134,241     0       <F7>        0            0           0      229,087<F8>
            _________________

            <F7>   The named executive officers  of the Company were also  provided certain
                   non-cash  compensation and  personal benefits.   However,  the aggregate
                   amount of such other compensation  did not exceed $50,000 or 10%  of the named executive officer's salary during such fiscal year.

            <F8>   Includes insurance premiums paid  by the Company in  the amounts of  (i)
                   $29,386  for the  year ended March  31, 1995  and $24,327  for the years ended March 31, 1994 and 1993 for an insurance policy on the life of Mr.
                   Roper and (ii) $204,760 for premiums under a split-dollar life insurance plan maintained by the Company on behalf of Mr. Roper, of which $16,868,
                   $15,543  and  $13,675 is  attributable to  term  life insurance  for the fiscal years ended March 31, 1995,  1994 and 1993, respectively.  During the years ended March 31, 1995, 1994 and 1993, and pursuant to the terms of the split-dollar agreement, the Company borrowed aggregate amounts of
                   $316,655, $126,453 and $303,595, respectively, against the cash value of such insurance  policy to pay the  policy premiums and a  portion of the
                   accrued  interest  on the  cumulative amount  of  such borrowings.   The
                   remaining portion of  the accrued  interest on such  borrowings is  paid
                   annually  by  the Company.    At  March 31,  1995,  1994  and 1993,  the

                                             -6-

                   outstanding loan  balances were  $2,834,530, $2,517,875  and $2,391,422, respectively.  The interest  expense paid by the Company  for the fiscal years ended  March 31,  1995, 1994  and 1993  was  $89,309, $78,307  and
                   $78,130, respectively.   A portion  of the  death benefit of  the split-
                   dollar policy equal  to the Company's net  premium outlay is payable  to the Company upon the death  of Mr. Roper, and the aggregate  loan amount is  deducted from the insurance proceeds payable to the beneficiaries of
                   the policy.   The  balance of  the proceeds are  payable to  Mr. Roper's beneficiaries.  The Company  is not the beneficiary of  either insurance policy.

          Stock Options

               The Company has in the past utilized stock options as part of its overall compensation of Directors, officers and employees. However, no options were granted during the fiscal year ended March 31, 1995 to either of the executive officers named in the preceding Summary Compensation Table.

               The following table sets forth certain information with respect to stock option exercises during the fiscal year ended March 31, 1995 by the named executive officers of the Company, and the value of each such officer's unexercised stock options at March 31, 1995.

                          Aggregated Option/SAR Exercises in
               Last Fiscal Year and Fiscal Year - End Option/SAR Values

                                                           Number of                      Value of
                                                     Securities Underlying               Unexercised
                            Shares                        Unexercised                    in-the-Money
                           Acquired                       Options/SARs                   Options/SARs
                              on        Value        at Fiscal Year-End (#)       at Fiscal Year-End ($)<F9>
                           Exercise    Realized    ---------------------------    ---------------------------
               Name          (#)         ($)       Exercisable   Unexercisable    Exercisable   Unexercisable
            -----------    --------    --------    -----------   -------------    -----------   -------------
            T. C. Brown       -           -          462,000           -          $2,829,750           -

            J. G. Roper       -           -          423,750         71,250       $2,523,031       $219,094
            _________

            <F9>   Value of  in-the-money options is  equal to the  fair market value  of a share of Common Stock at fiscal  year-end less the exercise price, based on the last sale price of the Company's Common Stock.

          Compensation of Directors

               The Company has, from time to time, paid fees to its Directors for attending Directors' meetings and reimbursed Directors for their expenses incurred in connection with attending meetings. However, no such fees or reimbursements were paid to any Director of the Company during the fiscal year ended March 31, 1995.

               In order  to attract, retain and  reward qualified Directors for the successful conduct of the Company's business, the Company has in the past granted stock options to its Directors. No options were granted to any of the Company's Directors during the fiscal year ended March 31, 1995.

          Change of Control Arrangements

               The Company's 1984 Stock Option Plan and its option agreements with Messrs. Brown and Roper provide that if (a) the Company is not the surviving corporation in any merger or consolidation, (b) the Company sells all or substantially all of its assets, (c) the ownership of more than 50% of the outstanding shares of Common Stock changes as a result of a concerted action by one or more persons, or if an attempt is made to effect such a change of ownership, or (d) the Company is dissolved and liquidated (a "Corporate Change"), then the Board of Directors of the Company or the Compensation Committee may (i) accelerate the time at which outstanding options may be exercised, (ii) provide for the purchase, before or after such Corporate Change, of the options then outstanding for an amount of cash equal to the excess of the fair market value of the shares subject to the option over the aggregate option price of such shares, (iii) make such adjustment to the options as the Board of Directors of the Company or the Compensation Committee deems appropriate to reflect such Corporate Change, or (iv) cause the options to be assumed, or new options substituted therefor, by any surviving corporation in such Corporate Change.

          1984 Stock Option Plan

               The Board of Directors authorized and adopted the TMBR/Sharp Drilling, Inc. Stock Option Plan (the "1984 Plan") in August, 1984. Although the 1984 Plan expired by its own terms on August 8, 1994, options granted under the 1984 Plan prior to August 8, 1994 will remain outstanding until such options are exercised or expire by their own terms, and will continue to be subject to all terms and conditions of the 1984 Plan. No additional options may be granted under the 1984 Plan. Options granted under the 1984 Plan are either incentive stock options within the meaning of
          Section 422 of the Internal Revenue Code of 1986, as amended (the "Code"), or options which do not constitute incentive stock options. Options granted under the 1984 Plan have been, as provided in the 1984 Plan, granted only to key employees (including officers and Directors who were also key employees) of the Company.

               The 1984 Plan is administered by the Compensation Committee of the Board of Directors. Members of the Compensation Committee were not eligible for selection as a person to whom options could be granted pursuant to the 1984 Plan, and were not eligible to participate in the 1984 Plan or any other stock plan of the Company during the one year period prior to their appointment to the Compensation Committee. Options granted under the 1984 Plan have exercise prices equal to the fair market value of the shares at the time the options were granted, as determined by the Compensation Committee. Options granted under the 1984 Plan are exercisable for such periods as have been approved by the Compensation Committee, except that such options are not exercisable, in any event, for a period in excess of ten years from the date of grant.

               An  aggregate  of 475,000  shares  of  the Company's  Common
          Stock, $.10 par value, are authorized to be issued under the 1984 Plan. Common Stock issued under the 1984 Plan may be from authorized but unissued shares of Common Stock or previously issued shares reacquired by the Company. The shares of Common Stock with respect to which options have been granted are subject to adjustment upon the occurrence of certain corporate reorganizations or recapitalizations, including stock splits or stock dividends.

               As required by the terms of the 1984 Plan, for an option granted under the 1984 Plan to qualify as an incentive stock option, the aggregate fair market value (determined at the time of grant) of the stock with respect to which the incentive stock option was exercisable for the first time by an employee during any calendar year could not exceed $100,000 and could not be issued to an employee if, at the time the option was granted, such employee owned stock possessing more than 10% of the combined voting power of all classes of the Company's outstanding stock, unless (i) at the time the option was granted the exercise price of such option was at least 110% of the fair market value of the Common Stock on the date of grant and (ii) such option was not exercisable after five years from the date of grant.

               All or part of an option may be exercised by tendering cash or shares of Common Stock having a fair market value equal to the option price, or a combination of shares and cash. At the discretion of the Compensation Committee, an option agreement may provide for the right to surrender an option in return for a payment in cash and/or shares of Common Stock equal to the excess of the fair market value of the shares with respect to which the option is surrendered over the option price therefor, on such terms and conditions as the Compensation Committee shall determine.

               At July 21, 1995, there were outstanding under the 1984 Plan incentive stock options to purchase a total of 128,000 shares of Common Stock.

          1994 Stock Option Plan

               In July, 1994, the Board of Directors adopted the Company's 1994 Stock Option Plan (the "1994 Plan"), which was ratified and adopted by the Company's shareholders at the 1994 annual meeting of shareholders held on August 30, 1994. Options granted under the 1994 Plan may be either incentive stock options within the meaning of Section 422 of the Code, or options which do not constitute incentive stock options. Key employees (including officers and Directors who are also key employees) of the Company are eligible to receive options under the 1994 Plan.

               The 1994 Plan is administered by the Compensation Committee, none of whom are eligible to participate in the 1994 Plan. The
          Compensation Committee has the sole authority to select the employees who are to be granted options and to establish the number of shares issuable under each option. Options granted to an employee contain such terms and conditions and may be exercisable for such periods as may be approved by the Compensation Committee. The purchase price of Common Stock issued under each option will not be less than the fair market value of the stock subject to the option at the time of grant. The Compensation Committee, in its discretion, may provide for the payment of the option price, in whole or in part, (i) in cash at the time of such exercise, (ii) by the delivery of a number of shares of Common Stock (plus cash if necessary) having a fair market value on the date of delivery equal to such option price, or (iii) any combination of cash and stock.

               The  aggregate number of shares of Common Stock which may be issued pursuant to the exercise of stock options granted under the 1994 Plan may not exceed 750,000 shares, subject to adjustment in the number of shares with respect to options and purchase prices therefor in the event of stock splits or stock dividends, and for equitable adjustments in the event of certain recapitalizations, mergers, consolidations or acquisitions. If any outstanding option granted under the 1994 Plan expires or terminates prior to its exercise in full, the shares allocable to the unexercised portion of such option may be subsequently granted under the 1994 Plan.

               The 1994 Plan provides that to the extent the aggregate fair market value of the Common Stock (determined at the time of grant) with respect to which incentive options are exercisable for the first time by an individual during any calendar year under all incentive stock option plans of the Company exceeds $100,000, such incentive stock options shall be treated as options which do not constitute incentive stock options. The Compensation Committee determines, in accordance with applicable provisions of the Code, which of an optionee's incentive stock options will not constitute incentive stock options because of such limitation. No incentive stock option may be granted to an individual if, at the time the option is granted, such individual owns stock possessing more than 10% of the total combined voting power of all classes of stock of the Company, unless (i) at the time such option is granted the option price is at least 110% of the fair market value of the stock subject to the option and (ii) such option by its terms is not exercisable after the expiration of five years from the date of grant.

               An option may be granted in exchange for an individual's right and option to purchase shares of Common Stock pursuant to the terms of an agreement that existed prior to the date such option is granted ("Prior Option"). An option agreement that grants an option in exchange for a Prior Option must provide for the surrender and cancellation of the Prior Option. The purchase price of Common Stock issued under an option granted in exchange for a Prior Option shall be determined by the Compensation Committee and, such purchase price may, without limitation, be equal to the price for which the optionee could have purchased Common Stock under the Prior Option.

               The Board of Directors of the Company may amend or terminate the 1994 Plan at any time, but may not in any way impair the rights of an optionee under an outstanding option without the consent of such optionee. In addition, in order to obtain the benefits provided by Section 422 of the Code and Rule 16b-3 under the Securities Exchange Act of 1934, as amended, the Board of Directors will determine at the time of making each amendment whether or not it is necessary to submit the amendment to the shareholders for approval. Generally, however, no amendment may be made without shareholder approval if such amendment would materially increase the benefits accruing to employee optionees under the 1994 Plan; materially increase the number of securities issuable under the 1994 Plan; or materially modify the requirements as to eligibility for participation in the 1994 Plan. Unless earlier terminated, the 1994 Plan will terminate upon and no further options may be granted after the expiration of ten years from the date of its adoption by the Board of Directors.

          Change of Control Arrangements

               The Company's 1984 and 1994 stock option plans, and its stock option agreements with Messrs. Brown and Roper and other employees of the Company, contain provisions which, upon the occurrence of certain events, could result in additional compensation to such option holders, including Mr. Brown and Mr. Roper. Such events include the following: if (i) the Company is not the surviving entity in any merger or consolidation, (ii) the Company sells, leases or exchanges or agrees to sell, lease or exchange all or substantially all of its assets, (iii) the Company is to be dissolved and liquidated, (iv) any person or entity, including a "group" as contemplated by Section 13(d)(3) of the Securities Exchange Act of 1934, as amended, acquires or gains ownership or control of more than 50% of the outstanding shares of Common Stock, or (v) as a result of or in connection with a contested election of directors, the persons who were directors of the Company before such election shall cease to constitute a majority of the Board (each such event is referred to herein as a "Corporate Change"), then the Compensation Committee shall effect one or more of the following alternatives with respect to the then outstanding options held by employees, which may vary among individual employee optionees: (1) accelerate the time at which such options may be exercised so that such options may be exercised in full for a limited period of time on or before a specified date (before or after such Corporate Change) fixed by the Compensation Committee, after which specified date all unexercised options and all rights of employee optionees thereunder shall terminate, (2) require the mandatory surrender to the Company by selected optionees of some or all of such options as of a date specified by the Compensation Committee, in which event the Compensation Committee shall cancel such options and pay to each optionee an amount of cash per share equal to the excess of the fair market value, or in the case of stock options granted under the 1994 stock option plan the "Change of Control Value" of the shares subject to such option, over the exercise price(s) under such options for such shares,
          (3) make such adjustments to such options as the Compensation Committee deems appropriate to reflect such Corporate Change or
          (4) provide that thereafter upon any exercise of an option theretofore granted the optionee shall be entitled to purchase under such option, in lieu of the number of shares of Common Stock as to which such option shall then be exercisable, the number and class of shares of stock or other securities or property to which the optionee would have been entitled pursuant to the terms of the agreement of merger, consolidation or sale of assets and dissolution if, immediately prior to such merger, consolidation or sale of assets and dissolution the optionee had been the holder of record of the number of shares of Common Stock as to which such option is then exercisable.

               For purposes of the 1994 stock option plan, the "Change of Control Value" is an amount determined as follows, whichever is applicable: (i) the per share price offered to shareholders of the Company in any such merger, consolidation, sale of assets or dissolution transaction, (ii) the price per share offered to shareholders of the Company in any tender offer or exchange offer whereby a Corporate Change takes place, or (iii) if such Corporate Change occurs other than pursuant to a tender or exchange offer, the fair market value per share of the shares into which such options being surrendered are exercisable, as determined by the Compensation Committee as of the date determined by the Compensation Committee to be the date of cancellation and surrender of such options. If the consideration offered to shareholders of the Company consists of anything other than cash, the Compensation Committee shall determine the fair cash equivalent of the portion of the consideration offered which is other than cash.

          Compensation Committee Interlocks and Insider Participation

               Thomas C. Brown, the Chairman of the Board of Directors and Chief Executive Officer of the Company, is a Director of Tom Brown, Inc. and Donald L. Evans, the Chairman of the Board of Directors, Chief Executive Officer and President of Tom Brown, Inc., is a Director of the Company and serves on the Compensation Committee of the Company's Board of Directors.

          Certain Transactions

               Until September, 1984, the Company was a wholly owned subsidiary of Tom Brown, Inc. ("TBI"). In September, 1984, TBI distributed the Common Stock of the Company to the stockholders of TBI. Mr. Brown, the Chairman of the Board of Directors and Chief Executive Officer of the Company, is also a Director of TBI and Mr. Evans, a Director of the Company, is the Chairman of the Board of Directors, Chief Executive Officer and President of TBI. Following the spin-off of the Company, TBI and the Company have each made available to the other certain personnel, office services and records with each party being reimbursed for any costs and expenses incurred in connection therewith. During the fiscal year ended March 31, 1995, TBI charged the Company approximately $65,200 for such services provided by TBI.

               Historically, the Company has provided contract drilling and other related oil and gas services to TBI in connection with TBI's oil and gas exploration and development activities, and it is anticipated that the Company will continue to perform similar services for TBI in the future. Such services are provided in instances where the Company and TBI both own, for their separate accounts, interests in oil and gas leases being drilled, as well as in instances where only TBI and other third parties own interests. During the fiscal year ended March 31, 1995, the Company billed TBI the aggregate amount of approximately $1,684,000 for TBI's pro rata share of contract drilling expenses, lease acquisition costs and operating expenses, all of which was paid to the Company during the year ended March 31, 1995. At March 31, 1995, TBI was not indebted to the Company for any such expenses. The largest aggregate amount owed by TBI to the Company at one time during the fiscal year ended March 31, 1995 was approximately $484,300. TBI and the Company participate on the same or similar terms afforded non-affiliated third parties.

               From time to time, the Company acquires interests in leases from TBI and participates with TBI and other interest owners in the drilling and development of such leases where TBI acts as operator. The Company participates in such drilling ventures under standard form operating agreements on the same or similar terms afforded by TBI to unaffiliated third parties. TBI invoices all working interest owners, including the Company, on a monthly basis for their respective share of operating and drilling expenses. During the year ended March 31, 1995, TBI billed the Company approximately $100,000 for the Company's proportionate share of drilling costs and related expenses incurred on properties operated by TBI. The largest amount owed by the Company to TBI at any one time during the fiscal year ended March 31, 1995 for its share of drilling costs and related expenses and for services provided by TBI was approximately $56,600, and at March 31, 1995 the Company owed TBI approximately $8,100 for lease operating expenses and security expenses.


                                 INDEPENDENT AUDITORS

               Arthur Andersen LLP has served as the Company's independent auditor since March, 1990 and will continue as the Company's independent auditor for the current year. Representatives of Arthur Andersen LLP are expected to be present at the Annual Meeting and will have the opportunity to make a statement to the shareholders if they desire to do so, and to respond to appropriate questions.


                                SHAREHOLDER PROPOSALS

               Shareholder proposals intended to be presented at the 1996 Annual Meeting of Shareholders must be received by the Company for possible inclusion in its Proxy Statement and form of Proxy relating to such meeting no later than April 4, 1996.


                                    OTHER MATTERS

               The Board of Directors of the Company knows of no matters, other than those stated above, which are to be brought before the Annual Meeting. If any other matter properly comes before the meeting, however, it is intended that the persons named in the enclosed Proxy may, in the absence of instructions to the contrary, vote the Proxy in accordance with their best judgment.

               The 1995 Annual Report to Shareholders, which includes the Company's Annual Report on Form 10-K for the year ended March 31, 1995, including audited financial statements, is enclosed herewith.

               A copy of the Company's Annual Report on Form 10-K will be furnished at no charge to each "beneficial owner" of securities of the Company upon receipt of a written request of such person addressed to: Secretary, TMBR/Sharp Drilling, Inc., 4607 West Industrial Blvd., Midland, Texas 79703, containing a good faith representation that, as of July 21, 1995, such person was a beneficial owner of securities of the Company entitled to vote at the Annual Meeting of Shareholders to be held August 31, 1995.

                                        BY ORDER OF THE BOARD OF DIRECTORS



                                                  James M. Alsup
                                                      Secretary

          Midland, Texas
          July 26, 1995

                                   [Front of Card]


                              TMBR/SHARP DRILLING, INC.


              THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS


               The undersigned hereby appoints Thomas C. Brown, Donald L.
          Evans and Joe G. Roper and each of them, attorneys, agents and proxies, with full power of substitution, to represent and to vote all shares of common stock of TMBR/SHARP DRILLING, INC. held of record by the undersigned on July 21, 1995, at the Annual Meeting of Shareholders of TMBR/SHARP DRILLING, INC. to be held on August 31, 1995, and at any adjournments or postponements thereof, in accordance with the instructions on the reverse side.



                     (Continued and to be signed on reverse side)





                                                                  SEE REVERSE
                                                                     SIDE

                                            [Back of Card]


                 Please mark your
         /   /   votes as in this
                 example.

                                            WITHHOLD        Nominees:  Thomas C. Brown
         1.  Election of  FOR all nominees  AUTHORITY                  Donald L. Evans
             Directors    listed at right   to vote for all            David N. Fitzgerald
                                            nominees listed            Joe G. Roper
                                            at right


                              /  /             /  /

         * To withhold authority to vote for any individual nominee, write that nominee's name in the space provided below:

           ________________________________________________________


           THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE SHARE-HOLDER'S SPECIFICATION HEREON. IN THE ABSENCE OF SUCH SPECIFICATION, THE PROXY WILL BE VOTED FOR THE NOMINEES FOR DIRECTORS NAMED ON THIS PROXY CARD AND IN THE DISCRETION OF THE PERSONS NAMED AS PROXIES ON THE REVERSE HEREOF, WITH RESPECT TO ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT(S) HEREOF.

           PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.


         SIGNATURE ____________________  DATE ___________  SIGNATURE ____________________  DATE ___________

         NOTE:   Please sign exactly as name appears hereon.  Joint owners
         should each sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such.